CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues:
Merchandise sales	$ 889,345	¥ 6,174,721	¥ 7,113,278	¥ 3,355,914
Marketplace services	14,757	102,462	229,681	531,617
Total net revenues	904,102	6,277,183	7,342,959	3,887,531
Cost of revenues	(651,721)	(4,524,897)	(5,225,669)	(2,350,702)
Gross profit	252,381	1,752,286	2,117,290	1,536,829
Operating expenses:
Fulfillment expenses	(110,853)	(769,651)	(948,954)	(434,691)
Marketing expenses	(61,620)	(427,827)	(655,314)	(499,115)
Technology and content expenses	(31,155)	(216,310)	(169,694)	(135,698)
General and administrative expenses	(29,705)	(206,243)	(191,918)	(102,527)
Total operating expenses	(233,333)	(1,620,031)	(1,965,880)	(1,172,031)
Income from operations	19,048	132,255	151,410	364,798
Other income/(expenses):
Interest income	12,329	85,597	114,123	82,251
Others, net	10,985	76,271	(59,289)	56,397
Share of income from equity method investment	353	2,452
Impairment of investment security, net of nil tax	(16,533)	(114,789)
Income before tax	26,182	181,786	206,244	503,446
Income tax expenses	(4,552)	(31,604)	(71,403)	(98,083)
Net income	21,630	150,182	134,841	405,363
Net income attributable to noncontrolling interests	(1,146)	(7,958)	(11,925)	(222)
Net income attributable to Jumei International Holding Limited	20,484	142,224	122,916	405,141
Accretion to preferred share redemption value | ¥				(4,629)
Income allocation to participating Redeemable Preferred Shares | ¥				(55,984)
Net income attributable to Jumei's ordinary shareholders	20,484	142,224	122,916	344,528
Net income	21,630	150,182	134,841	405,363
Fair value change - investment security, net of tax	(9,839)	(68,309)	(46,480)
Reclassification of unrealized loss of investment security into the statement of income	16,533	114,789
Foreign currency translation adjustment, net of nil tax	4,552	31,604	130,668	(15,265)
Total comprehensive income	32,876	228,266	219,029	390,098
Comprehensive income attributable to noncontrolling interests	(1,238)	(8,600)	(12,032)	(194)
Comprehensive income attributable to Jumei International Holding Limited	$ 31,638	¥ 219,666	¥ 206,997	¥ 389,904
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.95	¥ 0.84	¥ 2.99
Diluted | (per share)	$ 0.14	¥ 0.95	¥ 0.82	¥ 2.75
Weighted average shares outstanding used in computing net income per share attributable to Jumei's ordinary shareholders
Basic | shares	149,477,388	149,477,388	145,901,672	115,090,686
Diluted | shares	150,069,205	150,069,205	149,758,825	125,217,054
ADS
Net income per ADS attributable to Jumei's ordinary shareholders
Basic | (per share)	$ 0.14	¥ 0.95	¥ 0.84	¥ 2.99
Diluted | (per share)	$ 0.14	¥ 0.95	¥ 0.82	¥ 2.75